Convertible Preferred Stock and Stockholders' Deficit - Schedule Of Convertible Preferred Stock (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Carrying Value	$ 72,173,000	$ 72,173,000		$ 72,173,000
Common Stock, Shares Authorized	290,000,000	290,000,000		285,000,000
Common Stock, Shares, Issued	105,460,096	103,062,319		101,391,560
Common Stock, Shares, Outstanding	102,620,971	100,223,194		99,449,310
Common Stock, Carrying Value	$ 100	$ 100		$ 100
Series A Preferred Shares
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Authorized Shares	133,216,940	133,216,940		133,216,940
Issued Shares	133,216,940	133,216,940		133,216,940
Outstanding Shares	133,216,940	133,216,940	133,216,940	133,216,940	133,216,940
Liquidation Preference	$ 130,686	$ 130,686		$ 124,558
Carrying Value	$ 9,881,000	$ 9,881,000	$ 9,881,000	$ 9,881,000	$ 9,881,000
Series B-1 Preferred Shares
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Authorized Shares	13,326,050	13,326,050		13,326,050
Issued Shares	13,326,050	13,326,050		13,326,050
Outstanding Shares	13,326,050	13,326,050	13,326,050	13,326,050	0
Liquidation Preference	$ 50,000	$ 50,000		$ 50,000
Carrying Value	$ 49,675,000	$ 49,675,000	$ 49,675,000	$ 49,675,000	$ 0
Series B-2 Preferred Shares
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Authorized Shares	3,991,610	3,991,610		3,991,610
Issued Shares	3,991,610	3,991,610		3,991,610
Outstanding Shares	3,991,610	3,991,610	3,991,610	3,991,610	0
Liquidation Preference	$ 11,981	$ 11,981		$ 11,981
Carrying Value	$ 12,617,000	$ 12,617,000	$ 12,617,000	$ 12,617,000	$ 0